Income Tax (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
Schedule of Reconciliation of Income Tax Benefit

	December 31, 2025%		December 31, 2024%
Income tax benefit at the federal statutory rate from continuing operations	$(47)	21.0	$(49)	21.0
State income taxes, net of effect of federal taxes	(10)	4.3	(10)	4.3
Expired net operating losses	0	-	0	-
Change in valuation allowance	57	(25.3)	59	(25.3
Total	$-	-	$-	-

	July 31, 2025%		July 31, 2024%
Income tax benefit at the federal statutory rate from continuing operations	$(47)	21.0	$(49)	21.0
State income taxes, net of effect of federal taxes	(10)	4.3	(10)	4.3
Expired net operating losses	0	-	0	-
Change in valuation allowance	57	(25.3)	59	(25.3
Total	$-	-	$-	-

Schedule of Deferred Tax Assets For Federal Income Taxes

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	December 31, 2025	July 31, 2025
Federal and State net operating loss	$3,886	$3,886
Foreign net operating loss	18	18
Other	-	-
	3,904	3,904
Less: Valuation allowance	(3,904)	(3,904)
Net deferred tax asset	$-	$-

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets consist of the following (in thousands):

	July 31, 2025	July 31, 2024
Federal and State net operating loss	$3,886	$3,830
Foreign net operating loss	18	18
Other	-	-
	3,904	3,848
Less: Valuation allowance	(3,904)	(3,848)
Net deferred tax asset	$-	$-

Gravitics Inc [Member]
Schedule of Reconciliation of Income Tax Benefit

A reconciliation of income tax benefit at the statutory federal income tax rate to income taxes as reflected in the financial statements is as follows:

	Year Ended December 31,
	2025		2024
	$	%	$	%
U.S. Statutory Tax Rate	$(2,457)	21.0%	$(1,900)	21.0%
Change in Valuation Allowances	1,594	-13.6%	1,075	-11.9%
Nontaxable or Nondeductible Items
Change in Fair Value of SAFE Notes	(243)	2.1%	233	-2.6%
Change in FV Convertible Notes	390	-3.3%	262	-2.9%
Change in FV of Warrants	417	-3.6%	18	-0.2%
Share-Based Compensation	278	-2.4%	310	-3.4%
Payroll Tax Credit	(63)	0.5%	-	0.0%
R&D 280(c) Addback	80	-0.7%	-	0.0%
Other	4	0.0%	2	0.0%
Actual income tax benefit effective tax rate	$-	0.0%	$-	0.0%

Schedule of Deferred Tax Assets For Federal Income Taxes

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$4,956	$2,980
Capitalized research and development expenditures	1,146	1,580
Lease liabilities	361	442
Research and development tax credits	23	23
Share-based compensation	14	6
Accrued expenses and other	4	3
Total deferred tax assets	6,504	5,034
Less: valuation allowance	(6,081)	(4,487)
Deferred tax asset, net of valuation allowance	$423	$547
Deferred tax liabilities:
Fixed assets	(46)	(63)
Right-of-use assets	(377)	(484)
Total deferred tax liabilities	(423)	(547)
Net deferred tax assets	$-	$-